FAIR VALUE MEASUREMENTS - Liabilities measured (Details) - CNY (¥) ¥ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2025 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance				¥ 537,778
Changes in fair value through the earnings				¥ (21,816)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Changes In The Fair Value Of Convertible Promissory Notes
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements				¥ 527,089
Foreign currency translation adjustment				11,127
2027 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 1,683,270	¥ 1,897,738
Changes in fair value through the earnings	¥ 213,418	¥ 328,573
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Changes in fair value due to instrument-specific credit risk in other comprehensive income	¥ (14,243)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax and Reclassification Adjustment, Attributable to Parent
Foreign currency translation adjustment	¥ 15,293	¥ (47,383)	¥ 15,293
Ending Balance	1,897,738	2,178,928	1,897,738
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		¥ 57,060	188,706
Changes in fair value through the earnings			¥ (132,538)	¥ 187,746
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Foreign currency translation adjustment	892		¥ 892	¥ 960
Ending Balance	¥ 57,060		¥ 57,060	¥ 188,706